Loans (Activity For The Accretable Yield And Carrying Amount Of Loans) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Virginia Savings Bank [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Balance at the beginning of the period	$ 428
Accretion	(188)
Net reclassifications to accretable from non-accretable	185
Disposals	(51)
Balance at the end of the period	374
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities, Carrying Amount Net [Roll Forward]
Balance at the beginning of the period	1,964
Accretion	188
Payments received, net	(445)
Disposals	0
Balance at the end of the period	1,707
Community Bank [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Balance at the beginning of the period	9,906
Accretion	(2,477)
Net reclassifications to accretable from non-accretable	918
Disposals	(2,081)
Balance at the end of the period	6,266
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities, Carrying Amount Net [Roll Forward]
Balance at the beginning of the period	15,365
Accretion	2,477
Payments received, net	(2,924)
Disposals	(2,019)
Balance at the end of the period	12,899
Virginia Savings Bank and Community Bank [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Balance at the beginning of the period	10,334
Accretion	(2,665)
Net reclassifications to accretable from non-accretable	1,103
Disposals	(2,132)
Balance at the end of the period	6,640
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities, Carrying Amount Net [Roll Forward]
Balance at the beginning of the period	17,329
Accretion	2,665
Payments received, net	(3,369)
Disposals	(2,019)
Balance at the end of the period	$ 14,606